RELATED PARTY TRANSACTIONS (Schedule of Related Party Transactions) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Related Party Transaction [Line Items]
Loan to:	¥ 0	$ 0	¥ 35,591	¥ 1,510
Interest income from:	127	19	206	285
Loan from:	199,000	30,498	0	111,769
Interest expense to:	41,918	6,219	151	193
Repayment to:	272,640	41,784	37,284	59,455
Repayment from:	1,485	228	27,485	0
Management service income from:	0	0	5,081	9,141
Tianjin Jiatai [Member]
Related Party Transaction [Line Items]
Loan to:	0	0	5,949	50
Interest expense to:	0	0	0	193
Repayment to:	0	0	34,540	36,420
JYADK [Member]
Related Party Transaction [Line Items]
Interest income from:	127	19	206	285
Repayment from:	1,485	228	1,485	0
SH MZJH [Member]
Related Party Transaction [Line Items]
Loan to:	0	0	28,002	1,000
Loan from:	0	0	0	12,420
Repayment from:	0	0	26,000	0
Management service income from:	0	0	5,081	4,810
Shanghai Huifu Technology Limited [Member]
Related Party Transaction [Line Items]
Loan from:	0	0	0	22,000
Repayment to:	0	0	1,715	20,285
Wuxi MZJH [Member]
Related Party Transaction [Line Items]
Loan to:	0	0	1,640	460
Loan from:	0	0	0	1,850
SH Rongchi [Member]
Related Party Transaction [Line Items]
Loan from:	0	0	0	18,820
Repayment to:	0	0	1,029	0
Cherrylane Investment Limited [Member]
Related Party Transaction [Line Items]
Loan from:	0	0	0	12,720
Interest expense to:	587	90	151	0
Repayment to:	0	0	0	2,750
Zhejiang Marine Leasing Ltd
Related Party Transaction [Line Items]
Loan from:	199,000	30,498	0	0
Interest expense to:	41,331	6,129	0	0
Repayment to:	272,640	41,784	0	0
Guofu Huimei [Member]
Related Party Transaction [Line Items]
Interest expense to:	0	0	0	15,997
Beijing Century Friendship [Member]
Related Party Transaction [Line Items]
Loan from:	0	0	0	30,551
CMCC [Member]
Related Party Transaction [Line Items]
Loan from:	0	0	0	13,408
Management service income from:	0	0	0	4,331
Shanghai Epu Investment Limited [Member]
Related Party Transaction [Line Items]
Interest expense to:	¥ 41,918	$ 6,219	¥ 151	¥ 16,190